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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [  ];  Amendment Number: __________

This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     VHCP  Management, LLC
Address:  3340  Hillview Avenue
          Palo  Alto, California 94304

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Stepp
Title:    General Counsel, VR Management, LLC
Phone:    (650) 561-9580

Signature, Place, and Date of Signing:

/s/ David L. Stepp    Palo Alto, California November 10, 2011
--------------------
   [Signature]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

          -
          Number of Other Included Managers:       0
          Form 13F Information Table Entry Total:  Sixteen (16)
          Form 13F Information Table Value Total:  $148,569,000
          List of Other Included Managers:         None

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                          FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                     TITLE OF              VALUE   SHARES /  SH / PUT / INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                        CLASS      CUSIP    (X$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                       -------- ----------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
ACADIA Pharmaceuticals, Inc.           COM    004225 10 8   3,619  3,350,785  SH   N/A     Sole      N/A    3,350,785  N/A   N/A
Affymax, Inc.                          COM    00826A 10 9   6,048  1,350,000  SH   N/A     Sole      N/A    1,350,000  N/A   N/A
Anacor Pharmaceuticals, Inc.           COM    032420 10 1  11,400  2,000,000  SH   N/A     Sole      N/A    2,000,000  N/A   N/A
Antares Pharma, Inc.                   COM    036642 10 6   4,872  2,100,000  SH   N/A     Sole      N/A    2,100,000  N/A   N/A
Anthera Pharmaceuticals, Inc.          COM    03674U 10 2   3,220    675,000  SH   N/A     Sole      N/A      675,000  N/A   N/A
Ardea Biosciences, Inc.                COM    03969P 10 7   8,519    545,405  SH   N/A     Sole      N/A      545,405  N/A   N/A
Chelsea Therapeutics International,
  Inc.                                 COM    163428 10 5  14,208  3,903,170  SH   N/A     Sole      N/A    3,903,170  N/A   N/A
Depomed, Inc.                          COM    249908 10 4   7,945  1,471,300  SH   N/A     Sole      N/A    1,471,300  N/A   N/A
Durect Corp.                           COM    266605 10 4   7,156  4,444,444  SH   N/A     Sole      N/A    4,444,444  N/A   N/A
GTx, Inc.                              COM    40052B 10 8   7,125  2,126,899  SH   N/A     Sole      N/A    2,126,899  N/A   N/A
InterMune, Inc.                        COM    45884X 10 3   2,727    135,000  SH   N/A     Sole      N/A      135,000  N/A   N/A
Ironwood Pharmaceuticals, Inc.         COM    46333X 10 8  25,920  2,400,000  SH   N/A     Sole      N/A    2,400,000  N/A   N/A
Medivation, Inc.                       COM    58501N 10 1  11,040    650,200  SH   N/A     Sole      N/A      650,200  N/A   N/A
Neurocrine Biosciences, Inc.           COM    64125C 10 9  17,599  2,942,989  SH   N/A     Sole      N/A    2,942,989  N/A   N/A
NPS Pharmaceuticals, Inc.              COM    62936P 10 3  12,596  1,934,900  SH   N/A     Sole      N/A    1,934,900  N/A   N/A
Zogenix, Inc.                          COM    98978L 10 5   4,575  2,500,000  SH   N/A     Sole      N/A    2,500,000  N/A   N/A